Advances for drillships under construction and related costs (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Payments for each of the new drillships	$ 232,355	$ 83,819
Ocean Rig Apollo
Price per drillship	235,656
Drillships delivery	January 2015
Ocean Rig Santorini
Price per drillship	127,000
Drillships delivery	June 2016
Drillship Crete Owners Inc. and Drillship Amorgos Owners Inc.
Price per drillship	685,000
Payments for each of the new drillships	$ 76,600
Drillships Crete Owners Inc.
Drillships delivery	February 2017
Drillships Amorgos Owners Inc.
Drillships delivery	June 2017